Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	177,013,002.30	18,841
Yield Supplement Overcollateralization Amount 04/30/24	2,438,745.14	0
Receivables Balance 04/30/24	179,451,747.44	18,841
Principal Payments	11,650,387.03	424
Defaulted Receivables	95,975.79	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	2,170,229.57	0
Pool Balance at 05/31/24	165,535,155.05	18,411

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.72%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,133,007.46	158
Past Due 61-90 days	672,724.41	46
Past Due 91-120 days	130,778.23	11
Past Due 121+ days	0.00	0
Total	2,936,510.10	215

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	113,778.04
Aggregate Net Losses/(Gains) - May 2024	(17,802.25)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.12%
Prior Net Losses/(Gains) Ratio	-0.65%
Second Prior Net Losses/(Gains) Ratio	-0.01%
Third Prior Net Losses/(Gains) Ratio	-0.58%
Four Month Average	-0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	4.15%
Weighted Average Contract Rate, Yield Adjusted	5.72%
Weighted Average Remaining Term	21.93

Flow of Funds	$ Amount
Collections	12,376,742.69
Investment Earnings on Cash Accounts	57,969.98
Servicing Fee	(149,543.12)
Transfer to Collection Account	-
Available Funds	12,285,169.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	56,941.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,153,789.61
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	701,105.14

Total Distributions of Available Funds	12,285,169.55

Servicing Fee	149,543.12
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	170,688,944.66
Principal Paid	11,477,847.25
Note Balance @ 06/17/24	159,211,097.41

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-3
Note Balance @ 05/15/24	9,398,944.66
Principal Paid	9,398,944.66
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-4
Note Balance @ 05/15/24	104,620,000.00
Principal Paid	2,078,902.59
Note Balance @ 06/17/24	102,541,097.41
Note Factor @ 06/17/24	98.0129014%

Class B
Note Balance @ 05/15/24	37,770,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	37,770,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	18,900,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	18,900,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	106,217.16
Total Principal Paid	11,477,847.25
Total Paid	11,584,064.41

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	3,759.58
Principal Paid	9,398,944.66
Total Paid to A-3 Holders	9,402,704.24

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	2,078,902.59
Total Paid to A-4 Holders	2,132,084.42

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0845853
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1403055
Total Distribution Amount	9.2248908

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0090221
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	22.5551215
Total A-3 Distribution Amount	22.5641436

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	19.8709863
Total A-4 Distribution Amount	20.3793196

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	449.02
Noteholders' Principal Distributable Amount	550.98

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	12,588,844.52
Investment Earnings	56,080.42
Investment Earnings Paid	(56,080.42)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$667,712.91	$967,913.79	$801,727.24
Number of Extensions	57	73	60
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.50%	0.39%